Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Allowance for credit losses and recorded investment in financing receivables
The following table summarizes the Company’s allowance for credit losses and amount of financing receivables evaluated for impairment:

	Finance Leases	Notes Receivable	Total
Allowance for credit losses
Balance at January 1, 2014	$0.4	$4.1	$4.5
Provision for credit losses	0.2	—	0.2
Write-offs	(0.2)	—	(0.2)
Balance at December 31, 2014	$0.4	$4.1	$4.5
Provision for credit losses	0.2	—	0.2
Write-offs	(0.1)	—	(0.1)
Balance at December 31, 2015	$0.5	$4.1	$4.6

Summarizes the Company's aging of past-due notes receivable
The following table summarizes the Company’s aging of past-due notes receivable balances:

	December 31,
	2015	2014
30-59 days past due	$0.1	$0.1
60-89 days past due	—	—
> 89 days past due	3.0	1.5
Total past due	$3.1	$1.6